Stockholders’ Deficit and Mezzanine Equity - Schedule of Outstanding Stock Warrants (Details) - Warrants [Member] - USD ($)		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2026	Jun. 30, 2025
Schedule of Outstanding Stock Warrants [Line Items]
Warrants outstanding, number of shares, beginning balance	8,156,087	8,056,087
Warrants outstanding, weighted average shares, beginning balance	$ 4.72	$ 4.76
Warrants outstanding, weighted average remaining life (years)	1 year 8 months 12 days	1 year 7 months 6 days	8 months 12 days
Warrants outstanding, intrinsic value, beginning balance	$ 26,716,879	$ 26,116,879
Warrants exercisable, number of shares, beginning balance	8,069,238	8,056,087
Warrants exercisable, weighted average shares, beginning balance	$ 4.75	$ 4.76
Warrants exercisable, weighted average remaining life (years),	1 year 8 months 12 days	1 year 7 months 6 days	8 months 12 days
Warrants exercisable, intrinsic value, beginning balance	$ 26,195,785	$ 26,116,879
Warrants issued, number of shares,			(100,000)
Warrants issued, weighted average shares
Warrants issued, intrinsic value
Warrants expired and forfeited, number of shares,		(7,368,587)
Warrants expired and forfeited, weighted average shares
Warrants expired and forfeited, intrinsic value
Warrants exercised, number of shares,
Warrants exercised, weighted average shares
Warrants exercised, intrinsic value
Warrants outstanding, number of shares, ending balance		687,500	8,056,087
Warrants outstanding, weighted average shares, ending balance		$ 1.29	$ 4.76
Warrants outstanding, intrinsic value, ending balance		$ 4,615,000	$ 26,116,879
Warrants exercisable, number of shares, ending balance		687,500	8,056,087
Warrants exercisable, weighted average shares, ending balance		$ 1.29	$ 4.76
Warrants exercisable, intrinsic value, ending balance		$ 4,615,000	$ 26,116,879